Document and Entity Information	Jul. 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 02, 2024
Entity Registrant Name	JAMES RIVER GROUP HOLDINGS, LTD.
Entity Central Index Key	0001620459
Amendment Flag	false
Entity Incorporation, State or Country Code	D0
Entity File Number	001-36777
Entity Tax Identification Number	98-0585280
Entity Address, Address Line One	Hamilton
Entity Address, Address Line Two	2 Church Street
Entity Address, Address Line Three	Clarendon House
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM11
Entity Address, Country	BM
City Area Code	441
Local Phone Number	295-1422
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.0002 per share
Trading Symbol	JRVR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Document Information [Line Items]
Entity Address, Country	BM
Entity Address, City or Town	Pembroke
City Area Code	441